Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Product	$ 37,484	$ 9,858	$ 19,142	$ 16,509
License	2,541			10,000
Design service	1,063	522	522
Service	1,470	1,220	934	891
Total revenues	42,558	11,600	20,598	27,400
Cost of product revenues	31,154	8,905	16,346	15,968
Cost of service and design service revenues	3,171	2,207	3,012	3,205
Gross profit	8,233	488
COSTS AND OPERATING EXPENSES:
Sales and marketing	2,668	2,044	2,977	2,902
Research and development	3,537	2,845	4,238	4,260
General and administrative	6,793	4,729	6,938	7,126
Assets held for sale loss			768
Restructuring charges		23	70	2,145
Impairment of Certain Long-Lived Assets			0	1,451
Total costs and operating expenses	12,998	9,641	34,349	37,057
Income (loss) from operations	(4,765)	(9,153)	(13,751)	(9,657)
Change in fair value of warrants		173	172	4,545
Interest income	5
Interest expense	(317)	(230)	(514)	(88)
Other income (expense) - net	41	(36)
Income (loss) before provision (benefit) for income taxes	(5,036)	(9,246)	(14,093)	(5,200)
Provision (benefit) for income taxes	441	13	35	1,014
NET LOSS	(5,477)	(9,259)	(14,128)	(6,214)
Other comprehensive loss
Foreign currency translation adjustment				(2)
COMPREHENSIVE LOSS			(14,128)	(6,216)
Net loss applicable to common shareholders	$ (5,477)	$ (12,946)	$ (17,815)	$ (12,388)
Net loss per common share
Basic and diluted	$ (0.29)	$ (15.21)	$ (4.60)	$ (821.92)
Weighted average number of common shares outstanding
Basic and diluted	18,919,146	850,950	3,872,895	15,072